Warrants - Movements of the warrant liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Warrants
Beginning balance	€ 26,267	€ 21,405
Issuances	(82,829)
Settlement of Initial Funding Amount on May 2023 warrants	91,811
Foreign currency translation	(1,542)	1,019
Fair value changes to profit or loss	258,337	(17,206)
Ending balance	€ 292,044	€ 5,218